Statements of financial position - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Assets
Cash	$ 892	$ 1,161
Prepaid assets	66	66
Platinum bullion	51,714	30,165
Palladium bullion	79,811	95,662
Total assets	132,483	127,054
Liabilities
Accounts payable	267	240
Due to broker	371
Total liabilities	638	240
Equity
Unitholders’ capital	111,856	74,857
Unit premiums and reserves	2	1
Retained earnings	35,695	67,342
Underwriting commissions and issue expenses	(15,708)	(15,386)
Total equity (note 7)	131,845	126,814
Total liabilities and equity	$ 132,483	$ 127,054
Total equity per Unit	$ 14.46	$ 18.06